Related Party Transactions, Promissory Note, Related Party Loans and Administrative Support Agreement (Details) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 11, 2020	Apr. 02, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Administrative Support Agreement [Abstract]
General and administrative			$ 3,582,000	$ 527,000		$ 3,312,000	$ 1,622,000
Arya Sciences Acquisition Corp III
Related Party Transaction, Due from (to) Related Party [Abstract]
Proceeds from Related Party Debt					$ 136,590
Repayments of Related Party Debt					200,000
Administrative Support Agreement [Abstract]
General and administrative			1,779,993		576,035
Investor [Member] | Promissory Note [Member] | Arya Sciences Acquisition Corp III
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Party Transaction, Amounts of Transaction		$ 300,000
Proceeds from Related Party Debt		$ 200,000
Repayments of Related Party Debt	$ 200,000
Investor [Member] | Administrative Support Agreement [Member] | Arya Sciences Acquisition Corp III
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Party Transaction, Amounts of Transaction			10,000
Administrative Support Agreement [Abstract]
Monthly fee					10,000
General and administrative			30,000		48,000
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member] | Arya Sciences Acquisition Corp III
Related Party Transaction, Due from (to) Related Party [Abstract]
Conversion of Stock, Amount Converted			1,500,000		$ 1,500,000
Debt Instrument, Convertible, Conversion Price					$ 10.00	$ 10.00
Notes Payable, Related Parties			$ 0		$ 0	$ 0
Private Placement | Investor [Member] | Arya Sciences Acquisition Corp III
Related Party Transaction, Due from (to) Related Party [Abstract]
Original Issue Price per Share (in dollars per share)	$ 10.00